Non-Controlling Interests - Schedule of Non-controlling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of noncontrolling interests [line items]
Non-current assets	$ 6,002,719	$ 5,590,380
Current liabilities	(2,179,504)	(1,911,039)
Non-current liabilities	(3,946,678)	(3,610,657)
Net assets	7,118,643	6,861,396
(Loss) profit	25,946	33,795	$ 27,206
Non-controlling interests [member]
Disclosure of noncontrolling interests [line items]
Current assets	116,902	119,900
Non-current assets	49,544	56,804
Current liabilities	(151,817)	(123,166)
Non-current liabilities	(192,622)	(129,488)
Net assets	(177,993)	(75,950)
(Loss) profit	25,946	33,795
Other comprehensive income	$ (261)	$ 455
LifeMiles Ltd. [Member] | Non-controlling interests [member]
Disclosure of noncontrolling interests [line items]
NCI percentage	30.00%	30.00%
Current assets	$ 50,344	$ 47,603
Non-current assets	24,337	27,039
Current liabilities	(98,034)	(67,815)
Non-current liabilities	(160,816)	(95,939)
Net assets	(184,169)	(89,112)
(Loss) profit	24,321	30,738
Other comprehensive income	$ (94)	$ 78
Taca International Airlines S.A. [member] | Non-controlling interests [member]
Disclosure of noncontrolling interests [line items]
NCI percentage	3.17%	3.17%
Current assets	$ 28,269	$ 24,269
Non-current assets	8,932	10,720
Current liabilities	(18,861)	(14,915)
Non-current liabilities	(26,210)	(24,054)
Net assets	(7,870)	(3,980)
(Loss) profit	(3,684)	(3,980)
Other comprehensive income	$ (158)	$ 358
Aerotaxisla Costena SA [member] | Non-controlling interests [member]
Disclosure of noncontrolling interests [line items]
NCI percentage	31.92%	31.92%
Current assets	$ 2,597	$ 2,971
Non-current assets	687	777
Current liabilities	(1,268)	(1,232)
Net assets	2,016	2,516
(Loss) profit	$ (499)	$ 2,364
Turbo Prop Leasing Corp [member] | Non-controlling interests [member]
Disclosure of noncontrolling interests [line items]
NCI percentage	32.00%	32.00%
Current assets	$ 4,155	$ 7,095
Non-current assets	7,615	7,908
Current liabilities	(2,658)	(7,317)
Non-current liabilities	(3,995)	(3,257)
Net assets	5,117	4,429
(Loss) profit	$ 1,283	$ 674
Avianca Costa Rica S.A. [member] | Non-controlling interests [member]
Disclosure of noncontrolling interests [line items]
NCI percentage	7.58%	7.58%
Current assets	$ 25,818	$ 30,581
Non-current assets	5,444	6,092
Current liabilities	(27,515)	(29,007)
Non-current liabilities	(827)	(5,470)
Net assets	2,920	2,196
(Loss) profit	841	2,106
Other Individually Immaterial Subsidiaries [member] | Non-controlling interests [member]
Disclosure of noncontrolling interests [line items]
Current assets	5,719	7,381
Non-current assets	2,529	4,268
Current liabilities	(3,481)	(2,880)
Non-current liabilities	(774)	(768)
Net assets	3,993	8,001
(Loss) profit	3,683	1,893
Other comprehensive income	$ (9)	$ 19